Note 10 - Notes Payable - Notes Payable (Details) (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 11, 2023	Apr. 25, 2023	Mar. 07, 2023	Dec. 21, 2022	Sep. 29, 2022	Aug. 23, 2022	Dec. 31, 2020
Warrant, shares (in shares)		1,591,250
Warrant, exercise price (in dollars per share)	$ 2.5	$ 2.47	$ 2.66							$ 3.99
Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)				375,000	375,000	312,500	62,500	625,000	625,000
Warrant, exercise price (in dollars per share)				$ 2.5	$ 2.5		$ 2.6	$ 2.6	$ 2.6
Warrant, term (Year)				10 years	10 years		10 years	10 years	10 years
Warrant, redemption price (in dollars per share)							$ 0.01
Required volume weighted average sale price (in dollars per share)							$ 9
Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)					100,000
Warrant, exercise price (in dollars per share)					$ 2.5
Warrant, term (Year)					10 years
Warrant, redemption price (in dollars per share)					$ 0.01
Required volume weighted average sale price (in dollars per share)					$ 9
Notes Payable 1 [Member] | Nonrelated Party [Member]
Face amount	$ 400,000
Maturity	Apr. 25, 2024
Interest rate	8.00%
Notes Payable 1 [Member] | Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	100,000
Warrant, exercise price (in dollars per share)	$ 2.5
Warrant, term (Year)	10 years
Warrant, redemption price (in dollars per share)	$ 0.01
Required volume weighted average sale price (in dollars per share)	$ 9
Notes Payable 2 [Member] | Nonrelated Party [Member]
Face amount	$ 80,000	$ 80,000	$ 80,000
Maturity	Apr. 08, 2025	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%	6.00%
Notes Payable 2 [Member] | Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	20,000	20,000	20,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years	10 years
Notes Payable 3 [Member] | Nonrelated Party [Member]
Face amount	$ 500,000	$ 500,000	$ 500,000
Maturity	Apr. 08, 2025	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%	6.00%
Notes Payable 3 [Member] | Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	125,000	125,000	125,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years	10 years
Notes Payable 4 [Member] | Nonrelated Party [Member]
Face amount	$ 150,000	$ 150,000	$ 150,000
Interest rate	3.75%	3.75%	3.75%
Periodic payment	$ 731	$ 731	$ 731